INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Income Taxes Details Abstract
Tax expense (benefit) at the statutory rate			$ (166,000)	$ (214,000)
State income taxes, net of federal income tax benefit			(28,000)	(23,000)
Change in valuation allowance			194,000	237,000
Total